Consolidated Condensed Interim Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Expenses
Research and development	$ 735,844	$ 1,779,609	$ 2,702,213	$ 5,856,197	$ 7,132,952	$ 5,003,640
General and administrative	935,530	1,155,038	2,796,884	2,911,538	4,041,711	3,317,189
Operating expenses	1,671,374	2,934,647	5,499,097	8,767,735	11,174,663	8,320,829
Other loss (income)
Change in fair value of derivative liability	189	(2,160)	(852)	(57,839)	(60,111)	(245,963)
Foreign exchange loss	5,819	6,420	16,754	57,406	57,003	7,355
Interest income	(13,397)	(5,850)	(49,513)	(6,241)	(33,243)	(457)
Other loss (income)	(7,389)	(1,590)	(33,611)	(6,674)	(36,351)	(239,065)
Net and comprehensive loss for the period	1,663,985	2,933,057	5,465,486	8,761,061	11,138,312	8,081,764
Computation of basic loss per share
Net and comprehensive loss for the period	1,663,985	2,933,057	5,465,486	8,761,061	11,138,312	8,081,764
Series B Preferred stock dividend	23,202	46,626	75,477	142,358	176,236	790,454
Net and comprehensive loss available to common stockholders	$ 1,687,187	$ 2,979,683	$ 5,540,963	$ 8,903,419	$ 11,314,548	$ 8,872,218
Basic and fully diluted loss per share	$ 0.67	$ 1.31	$ 2.27	$ 4.41	$ 5.42	$ 7.36
Basic weighted average number of shares	2,518,452	2,283,245	2,444,065	2,017,977	2,086,142	1,204,708